Submission	Dec. 06, 2024
Submission [Line Items]
Central Index Key	0001302215
Registrant Name	Houlihan Lokey, Inc.
Registration File Number	333-273952
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES